Fair Value Measurements	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements	Fair Value Measurements
The Company’s assets and liabilities that were measured at fair value on a recurring basis were as follows:

	Fair Value Measured as of December 31, 2021
($ in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents (money market funds)	$208,821	$—	$—	$208,821
Cash equivalents (certificates of deposit)	—	2,000	—	2,000
Short-term investments (certificates of deposit)	—	8,000	—	8,000
Total financial assets	$208,821	$10,000	$—	$218,821
Liabilities:
Contingent earnout liability	$—	$—	$103,660	$103,660
Common stock warrant liabilities (Private Placement Warrants)	—	—	497	497
Total financial liabilities	$—	$—	$104,157	$104,157

	Fair Value Measured as of December 31, 2020
($ in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents (money market funds)	$35,623	$—	$—	$35,623
Total financial assets	$35,623	$—	$—	$35,623
The following table presents a summary of the changes in the fair value of the Company’s Level 3 financial instruments:

($ in thousands)	Contingent Earnout Liability	Private Placement Warrants
Fair value as of December 31, 2020	$—	$—
Private placement warrant liability acquired as part of the merger	—	(553)
Contingent earnout liability recognized upon the closing of the reverse recapitalization	(159,432)	—
Change in fair value included in other (expense) income	55,772	56
Fair value as of December 31, 2021	$(103,660)	$(497)
The fair value of the Contingent Earnout Liability and Private Placement Warrants liability are based on significant unobservable inputs, which represent Level 3 measurements within the fair value hierarchy.
In determining the fair value of the Contingent Earnout Liability, the Company used the Monte Carlo simulation value model using a distribution of potential outcomes on a monthly basis over a 10-year period prioritizing the most reliable information available. The assumptions utilized in the calculation were based on the achievement of certain stock price milestones, including the current Company common stock price, expected volatility, risk-free rate, expected term and expected dividend yield (see Note 9).
In determining the fair value of the Private Placement Warrants liability, the Company used the Monte Carlo simulation valuation model to estimate the fair value utilizing assumption including the current Company stock price, expected volatility, risk-free rate, expected term and expected dividend yield (see Note 9).
The Company’s money market funds are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices. Certificates of deposit are carried at amortized cost in the Company’s consolidated balance sheet, which approximates their fair value based on Level 2 inputs. The carrying values of other receivables, accounts payable and accrued expenses as of December 31, 2021 and 2020 approximated their fair values due to the short-term nature of these items.